UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05309

Nuveen Investment Funds, Inc.

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund

September 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 91.3%

	Air Freight & Logistics – 1.1%

16,162	Oesterreichische Post Ag	$578,416

3,124,517	Singapore Post Limited	2,787,929
	Total Air Freight & Logistics	3,366,345
	Commercial Services & Supplies – 4.5%

7,180,487	China Everbright International Limited	3,796,725

143,690	Covanta Holding Corporation	2,465,720

173,139	Serco Group PLC	1,621,597

19,490	Standard Parking Corporation	437,161

187,616	Waste Connections Inc.	5,675,384
	Total Commercial Services & Supplies	13,996,587
	Construction & Engineering – 1.8%

230,535	Ferrovial SA	2,999,521

61,819	Vinci SA	2,633,055
	Total Construction & Engineering	5,632,576
	Diversified Financial Services – 0.2%

7,022,075	Metro Pacific Investments Corporation	705,322
	Electric Utilities – 15.9%

32,845	Brookfield Infrastructure Partners LP, (2)	1,167,640

11,980	Cez As	447,003

1,677,329	Cheung Kong Infrastructure Holdings Ltd	10,156,060

178,837	CLP Holdings Limited	1,519,897

4,136	Duke Energy Corporation	268,013

1,106,118	E CL SA	2,700,994

34,540	Edison International	1,578,133

103,185	EDP Energias do Brasil SA	647,435

7,694	Elia System Operator SA NV	314,808

8,329	Emera Inc	293,900

50,079	Fortis Inc	1,708,014

80,564	Hafslund ASA, Class B	663,761

407,183	Infratil Limited	730,632

11,610	ITC Holdings Corporation	877,484

29,081	NextEra Energy Inc.	2,045,267

73,734	Northeast Utilities	2,818,851

30,781	OGE Energy Corp.	1,707,114

79,859	PGE SA	461,159

111,907	Power Assets Holdings Ltd	950,352

541,187	Power Grid Corp of India Ltd	1,236,383

87,131	Scottish & Southern Energy	1,958,538

44,839	Southern Company	2,066,630

675,632	SP Ausnet	732,372

898,244	Spark Infrastructure Group	1,518,752

96,942	Transmissora Alianca de Energia Eletrica SA	3,433,437

13,619	UIL Holdings Corporation	488,377

147,056	Unitil Corp.	4,002,864

Nuveen Investments	1

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

September 30, 2012

Shares	Description (1)	Value

	Electric Utilities (continued)

60,232	Westar Energy Inc.	$1,786,481

32,602	Xcel Energy, Inc.	903,401
	Total Electric Utilities	49,183,752
	Gas Utilities – 7.2%

410,631	APA Group	2,018,994

60,900	Atmos Energy Corporation	2,179,611

242,171	ENN Energy Holdings Limited	1,019,710

23,829	GAIL India Ltd., GDR	967,219

1,508,742	Hong Kong and China Gas Company Limited	3,825,339

502	Petronas Gas Berhad	3,121

18,962	Piedmont Natural Gas Company	615,886

179,732	Questar Corporation	3,653,952

32,854	Rubis	1,929,620

49,120	Southwest Gas Corporation	2,171,104

267,817	Tokyo Gas Company Limited	1,475,670

56,000	WGL Holdings Inc.	2,254,000
	Total Gas Utilities	22,114,226
	Independent Power Producers & Energy Traders – 0.6%

44,113	Brookfield Residential Properties Inc.	1,332,678

12,396	Endesa SA Chile	594,512
	Total Independent Power Producers & Energy Traders	1,927,190
	Industrial Conglomerates – 0.9%

43,969	Beijing Enterprises Holdings	293,163

473,243	NWS Holdings Limited	760,455

348,228	SembCorp Industries Limited	1,608,909
	Total Industrial Conglomerates	2,662,527
	Multi-Utilities – 13.9%

1,060	ATCO Limited, Class I	83,023

26,071	Canadian Utilities Limited, Class A	1,821,602

502,200	Centrica PLC	2,658,310

224,298	CMS Energy Corporation	5,282,218

69,642	Dominion Resources, Inc.	3,686,847

622,075	DUET Group	1,316,371

317,849	Hera SpA	512,607

206,980	National Grid PLC, Sponsored ADR	11,458,413

184,796	NiSource Inc.	4,708,602

17,064	PG&E Corporation	728,121

104,010	Sempra Energy	6,707,605

31,087	Vector Limited	73,430

106,757	Wisconsin Energy Corporation	4,021,536
	Total Multi-Utilities	43,058,685
	Oil, Gas & Consumable Fuels – 15.0%

50,873	Enbridge Energy Partners LP	1,497,701

401,932	Enbridge Inc.	15,687,406

54,878	Enbridge Inc	2,143,541

2	Nuveen Investments

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

64,782	Enterprise Products Partnership LP	$3,472,315

26,471	Gibson Energy Incorporated	619,728

7,876	Keyera Corporation	381,663

18,315	Kinder Morgan Management LLC, (2)	1,399,266

93,535	Kinder Morgan, Inc.	3,322,363

619	Oiltanking Partners LP	23,646

551,966	Sinopec Kantons Holdings Limited	455,579

293,154	Spectra Energy Corporation	8,607,001

44,554	TransCanada Corporation	2,027,207

45,692	Veresen Inc.	599,095

33,163	Western Gas Partners, LP	1,671,747

130,711	Williams Companies, Inc.	4,570,964
	Total Oil, Gas & Consumable Fuels	46,479,222
	Road & Rail – 1.4%

526,197	ComfortDelGro Corporation	735,355

457,352	MTR Corporation	1,734,079

1,271,400	SMRT Corporation Limited	1,735,328

44,581	Stagocoach Group PLC	202,147
	Total Road & Rail	4,406,909
	Transportation – 22.7%

146,309	Abertis Infraestructuras SA	2,152,766

27,312	Aeroports de Paris	2,178,137

187,924	Atlantia SpA	2,917,221

1,522,949	Auckland International Airport Limited	3,307,027

1,470,774	China Merchants Holdings International Company Limited	4,533,306

840,968	Cosco Pacific Limited	1,175,656

5,554	Flughafen Zuerich AG	2,279,473

84,651	Fraport AG	4,895,677

20,967	Grupo Aeroportuario del Sureste SA de CV	1,857,676

380,015	Groupe Eurotunnel SA	2,677,070

34,588	Hamburger Hafen und Logistik AG	897,835

1,250,658	Hutchison Port Holdings Trust	906,727

1,958,221	International Container Term Services Inc	3,304,777

151,554	Japan Airport Terminal Company	1,802,180

1,427,616	Jiangsu Expressway Company Limited	1,183,842

189,813	Kamigumi Company Limited	1,571,235

149,001	Koninklijke Vopak NV	10,462,123

242,577	Macquarie Atlas Roads Group	367,373

257,565	Port of Tauranga Limited	2,708,941

61,209	Santos Brasil Participacoes SA	869,562

660,939	SATS Limited	1,443,380

1,751,288	Sydney Airport	5,740,498

1,528,770	Transuburban Group	9,514,771

112,661	Wilson Sons Ltd, BDR	1,633,855
	Total Transportation	70,381,108

Nuveen Investments	3

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

September 30, 2012

Shares	Description (1)	Value

	Water Utilities – 4.9%

931,849	Aguas Andinas SA-A	$625,076

90,346	American Water Works Company	3,348,223

33,041	Aqua America Inc.	818,095

33,186	California Water Service Group	618,919

18,950	Companhia de Saneamento Basico do Estado de Sao Paulo, ADR, (2)	1,538,930

86,133	Companhia de Saneamento de Minas Gervais Copasa MG	1,956,554

1,085,678	Guangdong Investment Limited	858,288

258,876	Hyflux Limited	296,383

1,004,954	Manila Water Company	650,456

15,292	Middlesex Water Company	292,995

270,434	Pennon Group PLC	3,155,143

35,231	Severn Trent PLC	955,203

2,408	SJW Corporation	61,067
	Total Water Utilities	15,175,332
	Wireless Telecommunication Services – 1.2%

34,939	Crown Castle International Corporation, (2)	2,239,590

20,298	SBA Communications Corporation, (2)	1,276,744
	Total Wireless Telecommunication Services	3,516,334
	Total Common Stocks (cost $257,245,556)	282,606,115

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 5.8%

	Specialized – 5.3%

208,701	American Tower REIT Inc.	$14,899,164

1,010,637	Parkway Life Real Estate	1,634,709
	Total Specialized	16,533,873
	Office – 0.5%

20,749	Digital Realty Trust Inc.	1,449,318
	Total Real Estate Investment Trust Common Stocks (cost $14,984,791)	17,983,191

Shares	Description (1)	Value
	EXCHANGE-TRADED FUNDS – 0.4%

	Transportation – 0.4%

432,755	Australian Infrastructure Fund	$1,355,670
	Total Exchange-Traded Funds (cost $752,000)	1,355,670

Shares	Description (1)	Value
	PREFERRED STOCKS – 0.2%

	Independent Power Producers & Energy Traders – 0.2%

35,598	COPEL	$584,519
	Total Preferred Stocks (cost $724,303)	584,519

Shares	Description (1)	Value
	INVESTMENT COMPANIES – 0.3%

	Gas Utilities – 0.3%

2,947,491	Cityspring Infrastructure Trust	$1,044,783
	Total Investment Companies (cost $1,042,457)	1,044,783

4	Nuveen Investments

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 3.1%

	Money Market Funds – 3.1%

9,501,589	State Street Institutional Liquid Reserve Fund, 0.210%, (3)	$9,501,589
	Total Short-Term Investments (cost $9,501,589)	9,501,589
	Total Investments (cost $284,250,696) – 101.1%	313,075,867
	Other Assets Less Liabilities – (1.1)%	(3,495,847)
	Net Assets – 100%	$309,580,020

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$282,606,115	$—	$—	$282,606,115
Real Estate Investment Trust Common Stocks	17,983,191	—	—	17,983,191
Exchange-Traded Funds	1,355,670	—	—	1,355,670
Preferred Stocks	584,519	—	—	584,519
Investment Companies	1,044,783	—	—	1,044,783
Short-Term Investments:
Money Market Funds	9,501,589	—	—	9,501,589
Total	$313,075,867	$—	$—	$313,075,867
*	Refer to the Fund’s Portfolio of Investments for industry classifications.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

Nuveen Investments	5

Portfolio of Investments (Unaudited)

Nuveen Global Infrastructure Fund (continued)

September 30, 2012

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $287,294,880.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$31,133,907
Depreciation	(5,352,920)
Net unrealized appreciation (depreciation) of investments	$25,780,987

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.
ADR	American Depositary Receipt.
BDR	Brazilian Depositary Receipt.
GDR	Global Depositary Receipt.
REIT	Real Estate Investment Trust

6	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund

September 30, 2012

Shares	Description (1)	Value

	COMMON STOCKS – 21.9%

	Air Freight & Logistics – 0.5%

207,332	Singapore Post Limited	$184,997
	Construction & Engineering – 0.8%

28,304	Balfour Beatty PLC	138,807

3,288	Vinci SA	140,046
	Total Construction & Engineering	278,853
	Electric Utilities – 5.3%

2,610	Companhia de Transmissao de Energia Eletrica Paulista	47,752

5,296	EDP Energias do Brasil S.A	33,230

27	Hafslund ASA, Class B	222

12,499	Pepco Holdings, Inc.	236,231

22,488	Scottish & Southern Energy	505,487

162,611	Sp Ausnet	176,267

185,577	Spark Infrastructure Group	313,774

8,297	Transmissora Alianca de Energia Eletrica SA	293,858

8,441	Unitil Corp.	229,764
	Total Electric Utilities	1,836,585
	Gas Utilities – 0.2%

15,202	APA Group	74,745
	Industrial Conglomerates – 0.2%

52,500	NWS Holdings Limited	84,362
	Multi-Utilities – 7.0%

38,067	Centrica PLC	201,501

244,768	DUET Group	517,952

14,311	GDF Suez	319,992

26,831	Just Energy Group Inc.	292,846

14,805	National Grid PLC, Sponsored ADR	819,606

111,767	Vector Limited	264,003
	Total Multi-Utilities	2,415,900
	Oil, Gas & Consumable Fuels – 3.5%

12,633	Boardwalk Pipline Partners LP	352,461

10,282	Enbridge Energy Partners LP	302,702

328	Enterprise Products Partnership LP	17,581

510	Holly Energy Partneres LP	33,890

3,338	Pembina Pipeline Corporation	93,713

1,263	Spectra Energy Partners LP	40,201

27,441	Veresen Inc.	359,795
	Total Oil, Gas & Consumable Fuels	1,200,343
	Real Estate Management & Development – 0.9%

500,945	Ascendas India Trust, WI/DD	312,274
	Transportation – 3.5%

167	Abertis Infraestructuras SA	2,457

37,263	Auckland International Airport Limited	80,915

249,239	Hutchison Port Holdings Trust	180,698

188,517	Jiangsu Expressway Company Limited	156,327

Nuveen Investments	7

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

September 30, 2012

Shares	Description (1)	Value

	Transportation (continued)

57,701	Singapore Airport Terminal Services Limited	$126,009

124,488	Sydney Airport	408,056

37,304	Transuburban Group	232,173

38,460	Zhejiang Expressway Company Limited	26,784
	Total Transportation	1,213,419
	Total Common Stocks (cost $7,290,305)	7,601,478

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 16.6%

	Diversified – 2.3%

16,161	Liberty Property Trust	$585,675

8,756	Select Income REIT	215,573
	Total Diversified	801,248
	Industrials – 0.8%

186,463	Mapletree Logistics Trust	170,935

6,802	Stag Industrial Inc.	110,601
	Total Industrials	281,536
	Mortgage – 1.6%

6,521	Colony Financial Inc.	127,029

18,045	Starwood Property Trust Inc.	419,907
	Total Mortgages	546,936
	Office – 0.9%

11,538	CommonWealth REIT	167,993

1,186	Franklin Street Properties Corporation	13,129

2,572	Highwoods Properties, Inc.	83,899

5,730	Mission West Properties Inc.	49,851
	Total Office	314,872
	Residential – 0.4%

12,790	Campus Crest Communities Inc.	138,132
	Retail – 3.9%

6,434	AmREIT Inc., Class B	95,352

4,230	Inland Real Estate Corporation	34,898

16,137	National Retail Properties, Inc.	492,179

26,255	Ramco-Gershenson Properties Trust	328,975

16,969	Urstadt Biddle Properties Inc.	343,283

19,104	Westfield Realty Trust, WI/DD	57,270
	Total Retail	1,351,957
	Specialized – 6.7%

5,696	Health Care REIT, Inc.	328,944

4,980	Healthcare Realty Trust, Inc.	114,789

4,622	LTC Properties Inc.	147,211

5,408	Medical Properties Trust Inc.	56,514

26,426	Omega Healthcare Investors Inc.	600,659

159,132	Parkway Life Real Estate	257,397

322	Sabra Health Care Real Estate Investment Trust Inc.	6,443

8	Nuveen Investments

Shares	Description (1)			Value

	Specialized (continued)

17,181	Senior Housing Properties Trust			$374,202

42,951	Summit Hotel Properties Inc.			366,802

1,354	Universal Health Realty Income Trust			62,257
	Total Specialized			2,315,218
	Total Real Estate Investment Trust Common Stocks (cost $5,405,236)			5,749,899

Shares	Description (1)	Coupon	Ratings (2)	Value
	CONVERTIBLE PREFERRED SECURITIES – 1.8%

	Electric Utilities – 0.6%

4,074	PPL Corporation	8.750%	N/R	$222,848
	Office – 0.6%

7,381	Alexandria Real Estate Equities Inc.	7.000%	N/R	201,870
	Retail – 0.6%

3,760	Ramco-Gershenson Properties Trust	7.250%	N/R	192,249
	Total Convertible Preferred Securities (cost $592,754)			616,967

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 32.5%

	Diversified – 0.7%

5,956	Cousins Property Inc.	7.500%	N/R	$150,091

3,533	Cousins Property Inc.	7.750%	N/R	89,738
	Total Diversified			239,829
	Electric Utilities – 2.9%

8,928	DTE Energy Company, WI/DD, (3)	5.250%	BBB–	225,990

154	First Philippine Holdings Corporation	8.723%	N/R	377,172

7,774	NextEra Energy Inc.	5.889%	BBB	402,771
	Total Electric Utilities			1,005,933
	Finance – 2.6%

899	PHBS Limited	6.625%	N/R	895,162
	Industrials – 3.9%

3,943	First Industrial Realty Trust, Inc., Series J	7.250%	B+	99,364

15,805	First Industrial Realty Trust, Inc., Series J	7.250%	B+	406,189

3,351	First Potomac Realty Trust	7.750%	N/R	86,556

17,167	Glimcher Realty Trust	7.500%	B2	438,274

3,259	Glimcher Realty Trust, Series G	8.125%	B2	81,931

6,087	Monmouth Real Estate Investment Corp	7.875%	N/R	161,306

3,072	Prologis Inc.	6.750%	BB	76,954

188	Prologis Inc.	6.750%	Baa3	4,702
	Total Industrials			1,355,276
	Office – 2.9%

3,501	Alexandria Real Estate Equities Inc., Series B	6.450%	Baa3	93,337

7,487	Brandywine Realty Trust, Series D	6.900%	Ba1	196,758

10,010	Corporate Office Properties Trust, (4)	7.375%	N/R	257,958

843	Dupont Fabros Technology	7.875%	Ba2	22,651

8,142	Kilroy Realty Corporation	6.375%	Ba1	202,003

7,291	Kilroy Realty Corporation	6.875%	Ba1	189,566

Nuveen Investments	9

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

September 30, 2012

Shares	Description (1)	Coupon	Ratings (2)	Value

	Office (continued)

2,287	Lexington Realty Trust	7.550%	N/R	$57,632
	Total Office			1,019,905
	Real Estate – 1.9%

26,876	Forest City Enterprises Inc.	7.375%	B–	651,743
	Real Estate Investment Trusts – 8.2%

5,506	Apollo Commercial Real Estate Finance	8.625%	N/R	140,954

13,434	Chesapeake Lodging Trust	7.750%	N/R	348,075

20,022	DDR Corporation	6.500%	Ba1	498,147

15,996	Investors Real Estate Trust	7.950%	N/R	414,136

18,364	SL Green Realty Corporation	6.500%	Ba2	459,467

24,854	Taubman Centers Incorporated., Series J	6.500%	N/R	636,262

13,365	Terreno Realty Corporation	7.750%	N/R	348,960
	Total Real Estate Investment Trusts			2,846,001
	Residential – 0.4%

1,949	Post Properties, Inc., Series A, (3)	8.500%	Baa3	120,838
	Retail – 4.5%

8,935	CBL & Associates Properties Inc., WI/DD	6.625%	N/R	223,375

5,454	CBL & Associates Properties Inc.	7.375%	N/R	138,095

164	Cedar Shopping Centers Inc., Series A	8.875%	N/R	4,166

10,942	Cedar Shopping Centers Inc., Series A, (4)	7.250%	N/R	265,344

3,798	Excel Trust Inc.	8.125%	N/R	98,748

3,585	Inland Real Estate Corporation	8.250%	N/R	94,895

12,721	Kite Realty Group Trust	8.250%	N/R	329,983

5,765	Penn Real Estate Investment Trust	8.250%	N/R	152,023

10,221	Weingarten Realty Trust, Preferred Securities	6.750%	Baa3	258,591
	Total Retail			1,565,220
	Specialized – 3.7%

6,334	CubeSmart	7.750%	Ba1	170,765

9,742	Hersha Hospitality Trust	8.000%	N/R	252,220

2,000	Pebblebrook Hotel Trust	7.875%	N/R	52,880

9,533	Pebblebrook Hotel Trust	8.000%	N/R	250,241

10,300	Summit Hotel Properties Inc.	9.250%	N/R	275,834

4,877	Sunstone Hotel Investors Inc., Series A	8.000%	N/R	122,413

5,771	Sunstone Hotel Investors Inc., Series D	8.000%	N/R	148,719
	Total Specialized			1,273,072
	Utilities – 0.8%

100	RWE AG	7.000%	Baa2	169,554

116	RWE AG	7.000%	Baa2	120,640
	Total Utilities			290,194
	Total $25 Par (or similar) Preferred Securities (cost $10,888,697)			11,263,173

10	Nuveen Investments

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 22.5%

	Building Products – 0.4%

$135	Corporativo Javer S.A. de C.V, 144A	9.875%	4/06/21	B1	$133,313
	Commercial Services & Supplies – 1.6%

310	Casella Waste Systems Inc., WI/DD	7.750%	2/15/19	CCC+	303,800

130	EnergySolutions Inc.	10.750%	8/15/18	B	118,625

130	Geo Group Inc.	6.625%	2/15/21	B+	139,100
570	Total Commercial Services & Supplies				561,525
	Communications Equipment – 0.6%

50	Goodman Networks Inc., 144A	12.375%	7/01/18	B	53,500

150	IntelSat Jackson Holdings	7.250%	4/01/19	B	162,000
200	Total Communications Equipment				215,500
	Diversified Financial Services – 4.4%

515	Origin Energy Finance Limited	7.875%	6/16/71	Baa3	675,033

700	Royal Capital BV	8.375%	11/05/61	N/R	750,519

99	SinOceanic II ASA	10.000%	2/17/15	N/R	97,280
1,314	Total Diversified Financial Services				1,522,832
	Electric Utilities – 0.6%

150	Tennet Holding BV	6.665%	6/01/61	BBB	202,879
	Energy Equipment & Services – 0.8%

125	Energy Transfer Equity LP	7.500%	10/15/20	BB	141,875

145	NGPL PipeCo LLC	7.119%	12/15/17	Ba3	154,063
270	Total Energy Equipment & Services				295,938
	Gas Utilities – 0.7%

125	AmeriGas Finance LLC	6.750%	5/20/20	Ba2	133,438

109	Suburban Propane Partners LP	7.500%	10/01/18	BB–	116,630
234	Total Gas Utilities				250,068
	Health Care Providers & Services – 3.0%

250	Acadia Healthcare	12.875%	11/01/18	B–	293,125

200	Health Management Associates, 144A	7.375%	1/15/20	BB–	217,000

150	HealthSouth Corporation	7.750%	9/15/22	BB–	163,875

190	Kindred Healthcare Inc., Term Loan	8.250%	6/01/19	B–	184,775

175	National Mentor Holdings, 144A	12.500%	2/15/18	CCC+	178,500
965	Total Health Care Providers & Services				1,037,275
	Household Durables – 0.5%

165	Desarrolla Homex S.A.B. de CV, 144A	9.750%	3/25/20	Ba3	168,300
	Independent Power Producers & Energy Traders – 1.6%

175	Calpine Corporation, 144A	7.875%	1/15/23	BB	193,375

105	Mirant Americas Generation LLC	8.500%	10/01/21	BB	114,188

215	NRG Energy Inc.	7.875%	5/15/21	BB	233,813
495	Total Independent Power Producers & Energy Traders				541,376
	IT Services – 0.5%

175	Zayo Escrow Corporation, 144A	8.125%	1/01/20	B1	191,188
	Marine – 0.4%

150	Navios Maritime Acquisition Corporation	8.625%	11/01/17	B	142,875

Nuveen Investments	11

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

September 30, 2012

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Metals & Mining – 0.4%

$150	WPE International Cooperatief U.A, 144A	10.375%	9/30/20	B+	$127,500
	Oil, Gas & Consumable Fuels – 4.3%

270	Crosstex Energy Finance	8.875%	2/15/18	B+	288,900

155	Holly Energy Partners LP, 144A	6.500%	3/01/20	BB–	162,750

250	Niska Gas Storage US LLC	8.875%	3/15/18	B+	258,125

140	PBF Holding Company LLC, 144A	8.250%	2/15/20	BB+	147,000

200	Sabine Pass LNG LP	7.500%	11/30/16	BB+	216,000

200	Tesoro Logistics LP Finance Corporation, 144A	5.875%	10/01/20	BB–	205,000

181	United Refining Inc., 144A	10.500%	2/28/18	B	198,648
1,396	Total Oil, Gas & Consumable Fuels				1,476,423
	Road & Rail – 0.9%

299	Inversiones Alsacia SA, 144A	8.000%	8/18/18	Ba2	307,214
	Transportation Infrastructure – 1.1%

350	Eurogate GmbH	6.750%	5/28/67	N/R	384,551
	Wireless Telecommunication Services – 0.7%

250	SBA Communications Corporation, Convertible Bonds, 144A	5.625%	10/01/19	B2	254,375
$7,268	Total Corporate Bonds (cost $7,607,775)				7,813,132

Shares	Description (1)				Value
	INVESTMENT COMPANIES – 0.5%

	Gas Utilities – 0.5%

446,962	Cityspring Infrastructure Trust				$158,433
	Total Investment Companies (cost $139,487)				158,433

Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.3%

$1,154	Repurchase Agreement with State Street Bank, dated 9/28/12, repurchase price $1,153,502, collateralized by $1,130,000 U.S. Treasury Notes, 1.500%, due 8/31/18, value $1,176,613	0.010%	10/01/12		$1,153,501
	Total Short-Term Investments (cost $1,153,501)				1,153,501
	Total Investments (cost $33,077,755) – 99.1%				34,356,583
	Other Assets Less Liabilities – 0.9%				310,640
	Net Assets – 100%				$34,667,223

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

12	Nuveen Investments

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$7,601,478	$—	$—	$7,601,478
Real Estate Investment Trust Common Stocks	5,749,899	—	—	5,749,899
Convertible Preferred Securities	616,967	—	—	616,967
$25 Par (or similar) Preferred Securities	10,916,345	346,828	—	11,263,173
Corporate Bonds	—	7,813,132	—	7,813,132
Investment Companies	158,433	—	—	158,433
Short-Term Investments:
Repurchase Agreements	—	1,153,501	—	1,153,501
Total	$25,043,122	$9,313,461	$—	$34,356,583
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of $25 Par (or similar) Preferred Securities classified as Level 2.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $33,100,160.

Nuveen Investments	13

Portfolio of Investments (Unaudited)

Nuveen Real Asset Income Fund (continued)

September 30, 2012

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$1,425,339
Depreciation	(204,663)
Net unrealized appreciation (depreciation) of investments	$1,256,423

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(3)	For fair value measurement disclosure purposes, $25 Par (or similar) Preferred Security categorized as Level 2.
(4)	Non-income producing; issuer has not declared a dividend within the past twelve months.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust

14	Nuveen Investments

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund

September 30, 2012

Shares	Description (1)	Value
	COMMON STOCKS – 0.4%

	Capital Markets – 0.0%

60,447	HFF Inc., (2), (3)	$900,660
	Commercial Services & Supplies – 0.0%

74,706	Standard Parking Corporation, (3)	1,675,655
	Health Care Providers & Services – 0.2%

392,413	Capital Senior Living Corporation, (3)	5,678,216
	Real Estate – 0.2%

371,935	Brookfield Properties Corporation	6,159,244

34,331	Newcastle Investment Corporation, (4)	18,539
	Total Real Estate	6,177,783
	Total Common Stocks (cost $10,289,775)	14,432,314

Shares	Description (1)	Value
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 99.2%

	Diversified – 6.1%

118,697	American Assets Trust Inc.	$3,179,893

2,413,658	Cousins Properties, Inc., (3)	19,164,445

360,473	Duke Realty Corporation, (3)	5,298,953

1,744,936	Liberty Property Trust	63,236,481

473,799	PS Business Parks Inc.	31,659,249

426,580	Select Income REIT	10,502,400

1,096,732	Vornado Realty Trust	88,890,129

845,734	Washington Real Estate Investment Trust, (3)	22,682,586
	Total Diversified	244,614,136
	Financial – 0.1%

8,789,693	Ascendas India Trust, WI/DD	5,479,233
	Industrial – 5.4%

1,923,270	DCT Industrial Trust Inc.	12,443,557

903,334	EastGroup Properties Inc., (3)	48,057,369

3,076,342	First Industrial Realty Trust, Inc., (2), (3)	40,423,134

5,617,847	Mapletree Logistics Trust	5,149,998

2,564,274	Prologis Inc., (3)	89,826,518

623,059	Stag Industrial Inc.	10,130,939

641,643	Terreno Realty Corporation	10,137,959
	Total Industrial	216,169,474
	Mortgage – 0.1%

179,581	Starwood Property Trust Inc.	4,178,850
	Office – 14.9%

872,742	Alexandria Real Estate Equities Inc.	64,163,992

3,052,879	BioMed Realty Trust Inc.	57,149,895

1,792,933	Boston Properties, Inc.	198,316,319

292,679	CommonWealth REIT	4,261,406

31,123	Coresite Realty Corporation	838,454

301,947	Corporate Office Properties	7,237,670

1,057,440	Digital Realty Trust Inc., (3)	73,862,184

757,365	Douglas Emmett Inc.	17,472,411

Nuveen Investments	15

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	Office (continued)

350,451	Dupont Fabros Technology Inc.	$8,848,888

245,064	Highwoods Properties, Inc.	7,993,988

673,622	Kilroy Realty Corporation	30,164,793

630,883	Mack-Cali Realty Corporation	16,781,488

47,801	Mission West Properties Inc.	415,869

13,121	Parkway Properties Inc., (3)	175,428

2,761,006	Piedmont Office Realty Trust	47,875,844

725,767	SL Green Realty Corporation	58,112,164
	Total Office	593,670,793
	Residential – 18.8%

1,842,366	American Campus Communities Inc.	80,843,020

1,135,781	Apartment Investment & Management Company, Class A	29,518,948

149,986	Associated Estates Realty Corp.	2,273,788

716,268	AvalonBay Communities, Inc.	97,405,285

1,086,826	BRE Properties, Inc.	50,961,271

810,584	Camden Property Trust	52,274,562

141,018	Campus Crest Communities Inc.	1,522,994

1,378,859	Colonial Properties Trust, (3)	29,024,982

873,051	Education Realty Trust Inc.	9,516,256

519,015	Equity Lifestyles Properties Inc.	35,355,302

2,050,484	Equity Residential, (3)	117,964,345

430,870	Essex Property Trust Inc.	63,872,169

244,554	Home Properties New York, Inc., (3)	14,983,824

681,824	Mid-America Apartment Communities	44,529,925

1,093,983	Post Properties, Inc.	52,467,425

2,767,545	UDR Inc.	68,690,467
	Total Residential	751,204,563
	Retail – 29.3%

1,428,002	Acadia Realty Trust	35,443,010

3,818	Alexander’s Inc.	1,632,157

6,283,770	Developers Diversified Realty Corporation, (3)	96,518,707

1,008,802	Equity One Inc., (3)	21,245,370

408,207	Federal Realty Investment Trust	42,984,197

2,110,916	General Growth Properties Inc., (3)	41,120,644

2,943,747	Glimcher Realty Trust	31,115,406

2,150,073	Kimco Realty Corporation	43,581,980

2,806,785	Kite Realty Group Trust	14,314,604

1,624,111	Macerich Company, (3)	92,947,873

3,619,062	National Retail Properties, Inc., (3)	110,381,391

1,625,133	Ramco-Gershenson Properties Trust	20,362,916

701,121	Regency Centers Corporation, (3)	34,165,626

125,438	Retail Opportunity Investments Corporation, (3)	1,614,387

442,633	Retail Properties of America Inc.	5,010,606

215,516	Saul Centers Inc., (3)	9,568,910

3,079,761	Simon Property Group, Inc.	467,538,513

16	Nuveen Investments

Shares	Description (1)			Value
	Retail (continued)

412,136	Tanger Factory Outlet Centers			$13,324,357

521,439	Taubman Centers Inc.			40,010,014

908,966	Urstadt Biddle Properties Inc.			18,388,382

559,736	Weingarten Realty Trust, (3)			15,734,179

1,190,385	Westfield Group			12,545,446
	Total Retail			1,169,548,675
	Specialized – 24.5%

339,698	American Tower REIT Inc.			24,251,040

780,087	CubeSmart			10,039,720

3,753,965	DiamondRock Hospitality Company			36,150,683

682,616	Extra Space Storage Inc.			22,696,982

2,632,080	Health Care Property Investors Inc., (3)			117,074,918

1,773,046	Health Care REIT, Inc., (3)			102,393,407

523,937	Healthcare Realty Trust, Inc.			12,076,748

4,672,627	Hersha Hospitality Trust			22,895,872

6,549,025	Host Hotels & Resorts Inc.			105,111,851

243,739	LaSalle Hotel Properties			6,505,394

502,622	LTC Properties Inc.			16,008,511

87,738	Omega Healthcare Investors Inc., (3)			1,994,285

6,088,266	Parkway Life Real Estate			9,847,790

736,676	Pebblebrook Hotel Trust			17,230,852

1,536,650	Public Storage, Inc.			213,855,581

530,001	RLJ Lodging Trust			10,022,319

838,354	Senior Housing Properties Trust			18,259,350

580,952	Sovran Self Storage Inc., (3)			33,608,073

902,779	Strategic Hotels & Resorts Inc., (2)			5,425,702

3,434,430	Summit Hotel Properties Inc.			29,330,032

846,490	Sunstone Hotel Investors Inc., (3)			9,311,390

59,632	Universal Health Realty Income Trust, (3)			2,741,879

2,470,356	Ventas Inc., (3)			153,779,661
	Total Specialized			980,612,040
	Total Real Estate Investment Trust Common Stocks (cost $3,106,194,535)			3,965,477,764

Shares	Description (1)	Coupon	Ratings (5)	Value
	$25 PAR (OR SIMILAR) PREFERRED SECURITIES – 0.1%

	Financials – 0.1%

188,955	Summit Hotel Properties Inc., (3)	9.250%	N/R	$5,060,215
	Total $25 Par (or similar) Preferred Securities (cost $4,723,875)			5,060,215

Shares	Description (1)			Value
	INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING – 11.5%

	Money Market Funds – 11.5%

461,710,117	Mount Vernon Securities Lending Prime Portfolio, 0.289% (6), (7)			$461,710,117
	Total Investments Purchased with Collateral from Securities Lending (cost $461,710,117)			461,710,117

Nuveen Investments	17

Portfolio of Investments (Unaudited)

Nuveen Real Estate Securities Fund (continued)

September 30, 2012

Shares	Description (1)	Value
	SHORT-TERM INVESTMENTS – 0.4%

	Money Market Funds – 0.4%

16,174,245	First American Treasury Obligations Fund, Class Z, 0.000%, (6)	$16,174,245
	Total Short-Term Investments (cost $16,174,245)	16,174,245
	Total Investments (cost $3,599,092,547) – 111.6%	4,462,854,655
	Other Assets Less Liabilities – (11.6)%	(464,924,453)
	Net Assets – 100%	$3,997,930,202

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Common Stocks	$14,413,775	$—	$18,539	$14,432,314
Real Estate Investment Trust Common Stocks	3,965,477,764	—	—	3,965,477,764
$25 Par (or similar) Preferred Securities	5,060,215	—	—	5,060,215
Investments Purchased with Collateral from Securities Lending	461,710,117	—	—	461,710,117
Short-Term Investments:
Money Market Funds	16,174,245	—	—	16,174,245
Total	$4,462,836,116	$—	$18,539	$4,462,854,655
*	Refer to the Fund’s Portfolio of Investments for industry classifications and breakdown of Common Stocks classified as Level 3.

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

18	Nuveen Investments

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At September 30, 2012, the cost of investments was $3,687,312,199.

Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2012, were as follows:

Gross unrealized:
Appreciation	$857,804,410
Depreciation	(82,261,954)
Net unrealized appreciation (depreciation) of investments	$775,542,456

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or a portion of investment, is out on loan for securities lending.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Directors. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(6)	The rate shown is the annualized seven-day effective yield as of September 30, 2012.
(7)	The Fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutions. The Fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The cash collateral received by the Fund is invested in this money market fund.
N/R	Not rated.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
REIT	Real Estate Investment Trust

Nuveen Investments	19

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Funds, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 29, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 29, 2012